FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
8.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We use fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Fair value is generally defined as the exit price at which an asset or liability could be exchanged in a current transaction between willing, unrelated parties, other than in a forced or liquidation sale.

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

• Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
• Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
• Level 3:	Unobservable inputs reflecting management’s own assumption about the inputs used in pricing the asset or liability at the measurement date.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
June 30, 2012
Assets:
Deferred compensation assets	$2,719	$2,719	$—	$—
Commodity swaps	26	—	26	—
Liabilities:
Commodity swaps	$8,642	$—	$8,642	$—
Deferred compensation liabilities	2,719	2,719	—	—

December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—

Fair values are based on observable market data.

We did not record any impairment charges on long-lived assets during the six months ended June 30, 2012 or 2011. During the six months ended June 30, 2012, fixed assets with a carrying value of $6.4 million were reduced to a fair value of $0, due to fire loss, the value of which is expected to be recovered by insurance claims. No significant events occurred requiring non-financial assets and liabilities to be measured at fair value (subsequent to initial recognition) during the six months ended June 30, 2011.

13.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We use fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Fair value is generally defined as the exit price at which an asset or liability could be exchanged in a current transaction between willing, unrelated parties, other than in a forced or liquidation sale. See discussion of the non-recurring fair value measurement related to long-lived assets, goodwill, and other intangible assets in Note 5 – Intangibles and Other Assets.

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

• Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
• Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
• Level 3:	Unobservable inputs reflecting management’s own assumption about the inputs used in pricing the asset or liability at the measurement date.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Deferred compensation assets	$2,672	$2,672	$—	$—
Regional Greenhouse Gas Initiative carbon credits	425	—	425	—
Liabilities:
Commodity swaps	$12,343	$—	$12,343	$—
Deferred compensation liabilities	2,672	2,672	—	—
December 31, 2010
Assets:
Commodity swaps	$142	$—	$142	$—
Deferred compensation assets	1,547	1,547	—	—
Regional Greenhouse Gas Initiative carbon credits	334	—	334	—
Liabilities:
Commodity swaps	$2,505	$—	$2,505	$—
Deferred compensation liabilities	1,547	1,547	—	—

Fair values are based on observable market data.